Financial Risk Management - Summary of Credit Quality Due Financial Institutions (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions		₩ 14,704,181	₩ 16,427,908
Due from financial institutions measured at amortized cost
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	27,580,300	29,914,840
Due from financial institutions measured at amortized cost | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	26,279,729	28,023,879
Due from financial institutions measured at amortized cost | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	503,794	1,428,663
Due from financial institutions measured at amortized cost | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	108,290	0
Due from financial institutions measured at amortized cost | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Due from financial institutions measured at amortized cost | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	688,487	462,298
12-month expected credit losses | Due from financial institutions measured at amortized cost
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	27,580,300	29,914,840
12-month expected credit losses | Due from financial institutions measured at amortized cost | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	26,279,729	28,023,879
12-month expected credit losses | Due from financial institutions measured at amortized cost | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	503,794	1,428,663
12-month expected credit losses | Due from financial institutions measured at amortized cost | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	108,290	0
12-month expected credit losses | Due from financial institutions measured at amortized cost | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
12-month expected credit losses | Due from financial institutions measured at amortized cost | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	688,487	462,298
Non-impaired | Due from financial institutions measured at amortized cost
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Non-impaired | Due from financial institutions measured at amortized cost | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Non-impaired | Due from financial institutions measured at amortized cost | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Non-impaired | Due from financial institutions measured at amortized cost | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Non-impaired | Due from financial institutions measured at amortized cost | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Non-impaired | Due from financial institutions measured at amortized cost | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Due from financial institutions measured at amortized cost
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Due from financial institutions measured at amortized cost | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Due from financial institutions measured at amortized cost | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Due from financial institutions measured at amortized cost | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Due from financial institutions measured at amortized cost | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Due from financial institutions measured at amortized cost | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	₩ 0	₩ 0

[1]	Before netting of allowance